Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

Note 18 : Leases

We lease hotel properties, land, equipment and corporate office space under operating and capital leases. As of December 31, 2013 and 2012, we leased 70 hotels and 71 hotels, respectively, under operating leases and five hotels and seven hotels, respectively, under capital leases. As of December 31, 2013 and 2012, two of these capital leases were liabilities of VIEs that we consolidated and were non-recourse to us. Our leases expire at various dates from 2014 through 2196, with varying renewal options, and the majority expire before 2026.

Our operating leases may require minimum rent payments, contingent rent payments based on a percentage of revenue or income or rent payments equal to the greater of a minimum rent or contingent rent. In addition, we may be required to pay some, or all, of the capital costs for property and equipment in the hotel during the term of the lease.

The future minimum rent payments, under non-cancelable leases, due in each of the next five years and thereafter as of December 31, 2013, were as follows:

	Operating Leases	Capital Leases	Non-Recourse Capital Leases
Year	(in millions)
2014	$264	$8	$26
2015	251	16	26
2016	243	6	26
2017	230	6	26
2018	223	6	26
Thereafter	2,075	106	272

Total minimum rent payments	$3,286	148	402

Less: amount representing interest		(75)	(147)

Present value of net minimum rent payments		$73	$255

Amortization of assets recorded under capital leases is recorded in depreciation and amortization in our consolidated statements of operations and is recognized over the lease term.

Rent expense for all operating leases was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Minimum rentals	$271	$286	$264
Contingent rentals	148	161	175

	$419	$447	$439

During the year ended December 31, 2013, we purchased the land and building associated with the Hilton Bradford, which we previously leased under a capital lease. As a result of the acquisition, we released our capital lease obligation of $17 million as of the acquisition date. For further discussion, see Note 3: “Acquisitions.”

During the year ended December 31, 2012, we acquired the remaining ownership interest in one of our consolidated VIEs located in Japan, as well as restructured the lease agreement for the Hilton Odawara. In conjunction with the lease restructuring, we executed a binding purchase agreement with the owner to purchase the building and surrounding land at the end of the extended lease term. The Hilton Odawara lease, which was previously accounted for as an operating lease, was recorded as a capital lease asset and obligation of $15 million as of December 31, 2012. See Note 3: “Acquisitions” for discussion regarding the acquisition of the VIE.